Income Taxes - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 04, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)		$ (20.3)	$ 2.2
Release of valuation allowances		10.2	$ 45.2
Operating loss carryforwards	$ 31.7			$ 46.1
Net operating loss, not subject to expiration		29.9
Net operating losses subject to expiration		$ 117.6
Operating loss carryforward limitation				$ 2.3
Common stock
Operating Loss Carryforwards [Line Items]
Issuance and sale of common stock (in shares)	8,452,500	1,400,000	700,000
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 147.5
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		0.7
Foreign operating loss carryforward		198.9
Foreign Tax Authority | R2 Technologies
Operating Loss Carryforwards [Line Items]
Foreign operating loss carryforward		34.9
Foreign Tax Authority | DTV America
Operating Loss Carryforwards [Line Items]
Foreign operating loss carryforward		22.3
Foreign Tax Authority | Other Entities
Operating Loss Carryforwards [Line Items]
Foreign operating loss carryforward		4.2
GrayWolf Industrial | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Amount subject to annual limitation			$ 25.4
DTV America | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Foreign operating loss carryforward		11.4
Tax Year 2019 | GrayWolf Industrial | Domestic Tax Authority | Minimum
Operating Loss Carryforwards [Line Items]
Amount subject to annual limitation		3.0
Tax Year 2019 | GrayWolf Industrial | Domestic Tax Authority | Maximum
Operating Loss Carryforwards [Line Items]
Amount subject to annual limitation		4.0
Tax Year 2024 | GrayWolf Industrial | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Amount subject to annual limitation		1.1
Insurance
Operating Loss Carryforwards [Line Items]
Release of valuation allowances		37.4
Insurance | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Foreign operating loss carryforward		117.1
Insurance | GrayWolf Industrial
Operating Loss Carryforwards [Line Items]
Amount subject to annual limitation		57.1
Energy | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Foreign operating loss carryforward		$ 20.5